CONVERTIBLE NOTES - Convertible Notes (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Net carrying amount of the liability component
Principal outstanding	$ 3,947,080
Discount on debt	(594,769)
Net carrying value	3,352,311
Net carrying amount of the equity component
Amount allocated to conversion option	678,782
Equity component, net	$ 678,782